Fair Value Measurements and Financial Instruments (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Fair Value Money market funds and highly liquid debt securities Recurring	Dec. 31, 2010 Fair Value Money market funds and highly liquid debt securities Recurring	Dec. 31, 2011 Fair Value Corporate bonds Recurring	Dec. 31, 2010 Fair Value Corporate bonds Recurring	Dec. 31, 2011 Fair Value Government bonds. Recurring	Dec. 31, 2010 Fair Value Government bonds. Recurring	Dec. 31, 2011 Fair Value Interest rate contracts Recurring	Dec. 31, 2010 Fair Value Interest rate contracts Recurring	Dec. 31, 2011 Fair Value Foreign exchange contracts Recurring	Dec. 31, 2010 Fair Value Foreign exchange contracts Recurring	Dec. 31, 2011 Quoted Prices in Active Markets for Identical Assets (Level 1) Money market funds and highly liquid debt securities Recurring	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) Money market funds and highly liquid debt securities Recurring	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Money market funds and highly liquid debt securities Recurring	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) Money market funds and highly liquid debt securities Recurring	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Government bonds. Recurring	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) Government bonds. Recurring	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Interest rate contracts Recurring	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) Interest rate contracts Recurring	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Foreign exchange contracts Recurring	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) Foreign exchange contracts Recurring	Dec. 31, 2011 Significant Unobservable (Level 3) Inputs Corporate bonds Recurring	Dec. 31, 2010 Significant Unobservable (Level 3) Inputs Corporate bonds Recurring
Fair Value Measurements and Financial Instruments
Net assets value (in dollar per share)	$ 1
Assets:
Money market funds and highly liquid debt securities		$ 2,428	$ 2,618									$ 2,403	$ 2,591	$ 25	$ 27
Other investments				12	12	3	3									3	3					12	12
Derivatives								16	15	141	159							16	15	141	159
Liabilities:
Derivatives										$ 189	$ 158									$ 189	$ 158